UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$672,139
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,642,540

		2,314,679

Arizona — 1.2%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,300	2,172,994
5.00%, 10/01/29	925	854,117

		3,027,111

California — 18.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.48%, 10/01/25 (a)	7,150	5,511,363
Antelope Valley Community College District, GO, Election of 2004, Series B (NPFGC), 5.25%, 8/01/39	550	512,408
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (b)	1,400	194,866
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	2,100	326,025
4.87%, 8/01/38	4,800	693,360
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	491,045
Sutter Health, Series B, 5.88%, 8/15/31 (c)	1,000	991,140
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.53%, 8/01/13 (a)	1,800	1,388,934
East Side Union High School District, GO (AGM), 4.92%, 8/01/29 (b)	15,000	4,090,800
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	4,000	3,928,280

Municipal Bonds	Par (000)	Value

California (concluded)
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	$2,770	$2,782,216
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	800	749,792
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,200	2,072,862
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,600	2,520,050
5.00%, 10/01/36	1,475	1,451,842
Monterey Peninsula Community College District, GO, CAB, Series C (AGM), 5.08%, 8/01/28 (b)	11,975	3,659,680
Palm Springs Financing Authority, Refunding RB, Convention Center Project, Series A (NPFGC), 5.50%, 11/01/29	2,900	2,797,862
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,000	1,900,820
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,250	1,020,837
Sacramento Municipal Utility District, RB, Series N (NPFGC), 5.00%, 8/15/28	3,800	3,795,516
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	1,600	1,519,840
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	2,015	1,897,787
State of California, GO, 5.13%, 6/01/27	20	19,239
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	2,025	1,923,385
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	2,000	326,460

		46,566,409

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado — 1.4%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	$1,200	$1,047,072
5.50%, 12/01/33	675	568,431
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.63%, 9/01/32 (b)	5,500	1,054,680
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	1,000	975,180

		3,645,363

Florida — 19.8%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,297,408
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,600	2,374,216
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	1,000	996,690
Water & Sewer System (AGM), 5.00%, 10/01/39	6,900	6,461,229
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	12,550	10,819,355
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	1,575	1,524,868
Highlands County Health Facilities Authority, RB:
Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	560,846
Adventist, Series C, 5.25%, 11/15/36 (d)	4,425	4,078,832
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,037,937
Miami-Dade County Expressway Authority, RB, Series A (AGC), 5.00%, 7/01/35	5,000	4,704,400
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	1,625	1,591,151
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	2,850	2,762,363
(NPFGC), 5.00%, 8/01/31	9,000	8,440,290
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	244,953
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	1,834,092

		50,728,630

Georgia — 1.0%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	1,880	1,882,952
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	730	681,126

		2,564,078

Municipal Bonds	Par (000)	Value

Illinois — 22.1%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	$2,500	$2,466,025
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	500	481,280
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,200	5,272,020
(Syncora), 6.00%, 1/01/29	2,200	2,206,270
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.90%, 1/01/31 (b)	8,370	2,130,249
City of Chicago Illinois, GO, Refunding, Series A (AGM), 5.00%, 1/01/25	5,000	4,744,850
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	4,000	3,678,560
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.50%, 1/01/22	5,000	5,006,350
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (e)	2,460	2,673,454
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	2,070	1,947,663
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	19,675	19,736,976
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 6.01%, 12/15/36 (b)	10,000	1,711,700
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.83%, 6/15/27	1,125	400,433
6.25%, 6/15/44	2,980	302,857
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	548,746
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,048,080
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,125	1,053,101

		56,408,614

Indiana — 0.8%
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	350	351,281
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,575	1,614,517

		1,965,798

Iowa — 1.9%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,925	4,868,018

Kentucky — 0.8%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,007,780

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana — 0.9%
Jefferson Parish Home Mortgage Authority, RB, Series B-1, AMT (NPFGC), 6.65%, 12/01/33	$1,125	$1,187,325
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,222,945

		2,410,270

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	970	1,006,763

Massachusetts — 9.4%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series F, 5.25%, 1/01/46	15,550	14,471,918
S/F Housing, Series 128, 4.80%, 12/01/27 (d)	1,500	1,392,420
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	4,575,900
5.35%, 12/01/42	975	875,238
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,700,000

		24,015,476

Michigan — 8.6%
City of Detroit Michigan, RB, Second Lien:
Series B (AGM), 6.25%, 7/01/36	350	367,238
Series B (AGM), 7.00%, 7/01/36	200	220,550
System, Series A (BHAC), 5.50%, 7/01/36	5,500	5,288,800
System, Series B (NPFGC), 5.00%, 7/01/36	3,000	2,572,890
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,209,086
Series D (NPFGC), 5.00%, 7/01/28	4,000	3,591,160
Series D (NPFGC), 5.00%, 7/01/33	1,000	866,510
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	375	344,066
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,000	1,000,300
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	900	852,939
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	3,900	3,596,658
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,000	950,830

		21,861,027

Municipal Bonds	Par (000)		Value

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$1,800		$1,889,370
Dakota County Community Development Agency, RB, Mortgage-Backed Securities Program, Series B, AMT (Ginnie Mae), 5.15%, 12/01/38	—	(f)	4

			1,889,374

Nevada — 4.1%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,800		2,476,684
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	1,700		1,572,670
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500		1,357,965
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700		2,385,180
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,275		1,215,623
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	1,350		1,371,438

			10,379,560

New Jersey — 7.5%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.75%, 6/15/29	870		778,259
Cigarette Tax (Radian), 5.50%, 6/15/31	85		74,790
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,200		8,061,748
School Facilities Construction, Series O, 5.13%, 3/01/28	2,750		2,748,322
School Facilities Construction, Series P, 5.13%, 9/01/28	4,000		3,997,520
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (AGM), 5.50%, 9/01/25	2,000		2,094,120
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400		1,475,726

			19,230,485

New York — 0.6%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,400		1,436,204

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,020		1,642,523

Ohio — 2.8%
New Albany Plain Local School District, GO, Refunding:
(FGIC), 6.00%, 6/01/11 (e)	5,120		5,216,665
(NPFGC), 6.00%, 12/01/20	1,170		1,189,282

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	$900	$820,998

		7,226,945

Pennsylvania — 1.6%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,340	1,276,605
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (a)	2,100	1,437,177
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,333,319

		4,047,101

Puerto Rico — 2.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,000	3,072,060
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.74%, 8/01/41 (b)	10,000	1,302,800
First Sub-Series C, 6.00%, 8/01/39	725	723,035

		5,097,895

South Carolina — 1.3%
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,266,510

Texas — 9.7%
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	5,000	4,691,400
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	3,915	1,957,696
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,005,550
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,074,915
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30 (d)	500	460,000
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,399,796
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,415	2,494,647
System (NPFGC), 5.75%, 1/01/40	3,600	3,383,208
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	4,800	4,427,376

		24,894,588

Municipal Bonds	Par (000)	Value

Washington — 1.3%
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	$1,000	$884,970
5.25%, 10/01/39	550	505,774
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	2,000	1,927,980

		3,318,724

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,200	1,075,164

Virginia — 0.5%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,225	1,226,176

Vermont — 0.9%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (d)	2,335	2,254,302

Total Municipal Bonds – 121.4%		310,375,567

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	993,140

California — 6.4%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,808	3,583,184
Los Angeles Community College District California, GO, Series A:
Election of 2001 (NPFGC), 5.00%, 8/01/32	4,330	4,069,334
Election of 2008, 6.00%, 8/01/33	1,699	1,797,651
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,299	2,233,751
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	360,898
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	3,030	2,927,162
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,320	1,287,739

		16,259,719

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	$780	$761,689

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	895,732
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,580	1,707,922

		2,603,654

Florida — 4.3%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	4,000	3,785,760
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	4,111,548
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,168,860
Miami-Dade County Expressway Authority, RB, Series A (AGC), 5.00%, 7/01/35	2,100	1,975,848

		11,042,016

Georgia — 7.5%
City of Atlanta Georgia, RB, General (AGM):
Series B, 5.25%, 1/01/33	4,999	4,890,380
Subordinate Lien, Series C, 5.00%, 1/01/33	15,000	14,307,900

		19,198,280

Hawaii — 2.0%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	5,000	4,956,550

Illinois — 8.0%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,549	2,457,179
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,429,393
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	3,500	3,332,840
Regional Transportation Authority, RB (NPFGC), 6.50%, 7/01/26	10,000	11,174,684

		20,394,096

Louisiana — 1.7%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	4,600	4,433,526

Massachusetts — 2.8%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	7,195	7,200,331

Nevada — 2.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,298	3,431,459

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Nevada (concluded)
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	$1,574	$1,664,694

		5,096,153

New York — 2.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,095,096
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,005	1,054,064
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	2,700	2,614,788
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,200	1,207,524

		5,971,472

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	490,400

South Carolina — 2.8%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	2,725	2,729,388
5.25%, 12/01/29	2,425	2,416,197
5.25%, 12/01/30	880	868,199
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,162,091

		7,175,875

Texas — 4.3%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	1,926,533
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,307,120
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	3,838,320

		11,071,973

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	299,361

Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,250	1,149,936

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 46.6%		119,098,171

Total Long-Term Investments (Cost – $454,056,849) – 168.0%		429,473,738

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2011	5

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.15% (h)(i)	4,897,384	$4,897,384

Total Short-Term Securities (Cost – $4,897,384) – 1.9%		4,897,384

Total Investments
(Cost – $458,954,233*) – 169.9%		434,371,122
Other Assets Less Liabilities – 0.9%		2,231,906
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (25.2)%		(64,373,552)
Preferred Shares, at Redemption Value – (45.6)%		(116,588,771)

Net Assets Applicable to Common Shares – 100.0%		$255,640,705

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$395,593,112

Gross unrealized appreciation	$2,754,830
Gross unrealized depreciation	(28,305,844)

Net unrealized depreciation	$(25,551,014)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co.	$991,140	$8,110

(d)	Variable rate security. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Amount is less than $1,000.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	6,152,712	(1,255,328)	4,897,384	$7,052

(i)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$429,473,738	—	$429,473,738
Short-Term Securities	$4,897,384	—	—	4,897,384

Total	$4,897,384	$429,473,738	—	$434,371,122

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2011